Business Combination, Fair Value of Intangible Assets (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 10, 2020	Dec. 31, 2021	Dec. 31, 2020
Customer Relationship [Member]
Fair Value of Intangible Assets Acquired [Abstract]
Estimated useful life		5 years	5 years
Technology [Member]
Fair Value of Intangible Assets Acquired [Abstract]
Estimated useful life		3 years	3 years
San Vicente Acquisition LLC [Member]
Fair Value of Intangible Assets Acquired [Abstract]
Net intangible assets acquired	$ 198,538
Weighted average useful life	4 years 4 months 24 days
San Vicente Acquisition LLC [Member] | Trade Name [Member]
Fair Value of Intangible Assets Acquired [Abstract]
Net intangible assets acquired	$ 65,844
San Vicente Acquisition LLC [Member] | Customer Relationship [Member]
Fair Value of Intangible Assets Acquired [Abstract]
Net intangible assets acquired	$ 94,874
Estimated useful life	5 years
San Vicente Acquisition LLC [Member] | Technology [Member]
Fair Value of Intangible Assets Acquired [Abstract]
Net intangible assets acquired	$ 37,820
Estimated useful life	3 years